Shareholders' Equity - Computation of Basic and Diluted Loss Per Share (Detail) - CAD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Numerator
Net income (loss) for the year	$ 276,167	$ (263,429)
Effect of dilutive securities	534	0
Net income (loss) for the year	$ 276,701	$ (263,429)
Denominator
For basic - weighted average number of shares outstanding	210,526,871	210,406,658
Effect of dilutive securities	1,426,667	0
For diluted - adjusted weighted average number of shares outstanding	211,953,538	210,406,658
Earnings (loss) Per Share
Basic	$ 1.31	$ (1.25)
Diluted	$ 1.31	$ (1.25)